Income taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2023	Mar. 31, 2022
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised		¥ 18,853	¥ 19,066
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		560,888	365,925
Deferred tax benefit arising from the reversal of deferred tax asset previously written down	¥ 214,346
Undistributed earnings		4,614,637	3,760,763
Deferred tax expense (income) recognised in profit or loss		61,544
Remeasurement gain for the pre-owned equity interest		116,939
Deferred tax assets		384,839	298,589
Deferred tax liabilities		356,324	696,492
No Expiration Period [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised		¥ 1,047	1,803
Unused tax credits [member]
Statements [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits		As of March 31, 2022 and 2023, the expected expiration period of the tax credit carryforwards for which no deferred tax asset is recognized is mostly within 5 years except for the amount with no expiration period. The amount of tax credit carryforwards with no expiration date as of March 31, 2022 and March 31, 2023 was 1,803 million yen and 1,047 million yen, respectively.
Undistributed Earnings Of Foreign Subsidiaries And Corporate Joint Ventures [Member]
Statements [Line Items]
Undistributed earnings		¥ 8,974	5,855
Unrealised foreign exchange gains (losses) [member]
Statements [Line Items]
Deferred tax assets		181,037	92,252
Deferred tax liabilities		¥ 694,240	¥ 429,930